Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 20,282	$ 20,465	$ 20,021	$ 20,399	$ 20,399	$ 18,356	$ 21,721
Net change					(980)	(901)	845
Ending balance	11,040	19,601	11,040	19,601	20,021	20,399	18,356
Foreign currency translation adjustment, taxes	30	65	(9)	(77)	99	94	(120)
Separation adjustments	(22)		(22)
Employee benefit plans, taxes	18		(17)	(1)	(29)	(8)	2
Income tax provision, tax	(4)		9		3	0	0
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,313)	(4,701)	(5,474)	(4,421)	(4,421)	(3,495)	(4,350)
Net change	(177)	(835)	(16)	(1,115)	(1,053)	(926)	855
Ending balance	(5,490)	(5,536)	(5,490)	(5,536)	(5,474)	(4,421)	(3,495)
Employee Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	26	(48)	12	(51)	(51)	(76)	(65)
Net change	(83)	1	(69)	4	63	25	(11)
Ending balance	(57)	(47)	(57)	(47)	12	(51)	(76)
Gain On Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	48	(5)	9	(1)	(1)	(1)	(2)
Net change	(8)	1	31	(3)	10	0	1
Ending balance	40	(4)	40	(4)	9	(1)	(1)
Total Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,239)	(4,754)	(5,453)	(4,473)	(4,473)	(3,572)	(4,417)
Net change	(268)	(833)	(54)	(1,114)
Ending balance	$ (5,507)	$ (5,587)	(5,507)	$ (5,587)	$ (5,453)	$ (4,473)	$ (3,572)
Separation adjustments			$ 73